                                             Filed Pursuant to Rule 497(e)
                                             Registration File No.: 333-17217



EQ Advisors Trust

PROSPECTUS DATED MAY 1, 1999




                                                                            1
--------------------------------------------------------------------------------

This Prospectus describes the five (5) Portfolios offered by EQ Advisors Trust that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.





          BALANCED PORTFOLIO
-------------------------------------
     Merrill Lynch World Strategy

      DOMESTIC EQUITY PORTFOLIOS
-------------------------------------
          BT Equity 500 Index
             MFS Research
      T. Rowe Price Equity Income

      AGGRESSIVE EQUITY PORTFOLIO
-------------------------------------
  Warburg Pincus Small Company Value



-------------------------------------------------------------------------------

YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Ver 2

Overview






                                                                           2
--------------------------------------------------------------------------------

 EQ ADVISORS TRUST

 This Prospectus tells you about the five (5) current Portfolios of the EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the current Portfolios of the Trust, except for the Merrill Lynch World Strategy Portfolio, are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

 The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

 EQ Financial Consultants, Inc. ("Manager") serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

 Each of the Portfolios has its own investment adviser ("Adviser"). Information about the Adviser for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager may without obtaining shareholder approval: (i) select Advisers for each of the Trust's Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents






                                                                           3
--------------------------------------------------------------------------------




 1 SUMMARY INFORMATION CONCERNING EQ
    ADVISORS TRUST                                      4
----------------------------------------------------    -
 2 ABOUT THE INVESTMENT PORTFOLIOS                      6
----------------------------------------------------    -
    BALANCED PORTFOLIO                                  8
       Merrill Lynch World Strategy Portfolio           8
    DOMESTIC EQUITY PORTFOLIOS                         11
       BT Equity 500 Index Portfolio                   11
       MFS Research Portfolio                          13
       T. Rowe Price Equity Income Portfolio           16
    AGGRESSIVE EQUITY PORTFOLIO                        18
       Warburg Pincus Small Company Value Portfolio    18
 3 MORE INFORMATION ON PRINCIPAL RISKS                 20
----------------------------------------------------   --
 4 MANAGEMENT OF THE TRUST                             26
----------------------------------------------------   --
    The Trust                                          26
    The Manager                                        26
    Expense Limitation Agreement                       27
    The Advisers                                       27
    The Administrator                                  28
    The Transfer Agent                                 28
    Brokerage Practices                                28
    Brokerage Transactions with Affiliates             28

 5 FUND DISTRIBUTION ARRANGEMENTS                      29
----------------------------------------------------   --
 6 PURCHASE AND REDEMPTION                             30
----------------------------------------------------   --
 7 HOW ASSETS ARE VALUED                               31
----------------------------------------------------   --
 8 TAX INFORMATION                                     32
----------------------------------------------------   --
 9 PRIOR PERFORMANCE OF EACH ADVISER                   33
----------------------------------------------------   --
 10 FINANCIAL HIGHLIGHTS                               36
----------------------------------------------------   --

1
Summary information concerning EQ Advisors Trust





                                                                            4
--------------------------------------------------------------------------------

The following chart highlights the five (5) Portfolios described in this Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 20.



-----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------
PORTFOLIO                              INVESTMENT OBJECTIVE(S)
-----------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY           Seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------
PORTFOLIO                              INVESTMENT OBJECTIVE(S)
-----------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                    Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the S&P 500 Index
-----------------------------------------------------------------------------------------------------
MFS RESEARCH                           Seeks to provide long-term growth of capital and future
                                       income

-----------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME            Seeks to provide substantial dividend income and also
                                       capital appreciation by investing primarily in
                                       dividend-paying common stocks of established companies

-----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST AGGRESSIVE EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------
PORTFOLIO                              INVESTMENT OBJECTIVE(S)
-----------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE     Seeks long-term capital appreciation

-----------------------------------------------------------------------------------------------------

                                                                            5
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                              PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------------
Equity and fixed income securities of U.S. and foreign       General investment, foreign securities, fixed income,
companies                                                    derivatives, non-diversification, liquidity, and portfolio turnover risks


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                              PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------------
Common stocks of companies in the S&P 500 Index              General investment, index-fund, and fixed income risks

---------------------------------------------------------------------------------------------------------------------------
Common stock or securities convertible into common stock     General investment, small-cap and mid-cap company,
of companies with better than average prospects for          foreign securities, fixed income, and growth investing risks long-term growth
---------------------------------------------------------------------------------------------------------------------------
Dividend-paying common stocks of established companies       General investment, value investing, foreign securities, and fixed income risks



---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                              PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------------
Equity securities of U.S. small cap companies                General investment, small-cap and mid-cap company,
                                                             foreign securities, fixed income, and value investing risks
---------------------------------------------------------------------------------------------------------------------------

                               -------------------------EQ Advisors Trust

2
About the investment portfolios




                                                                            6
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

    Please note that:

 o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

 o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


 GENERAL INVESTMENT RISKS

 Each of the Portfolios is subject to the following risks:

 ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

 MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

 SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

 YEAR 2000 RISK: A Portfolio could be adversely affected if the computer systems used by the Trust, Adviser, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000 ("Year 2000 Problem"). The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by a Portfolio. This risk is greater for Portfolios that make foreign investments, particularly in emerging market countries.

 The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.


 THE BENCHMARKS

 Performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Equitable Contract.

 Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. "Blended" performance numbers (e.g., 60% S&P 500/40% Lehman Gov't/Corp) assume a static mix of the two indices.

 THE COMPOSITE MARKET BENCHMARK is made up of 36% S&P 500, 24% MSCI EAFE Index, 21% Salomon Brothers U.S. Treasury Bond 1 year and, 14% Salomon Brothers World Government ex U.S., and 5% U.S. Treasury Bill.

 THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged index containing common stock of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock

                                                                          7
--------------------------------------------------------------------------------

 market. The S&P 500 reflects the reinvestment of dividends, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

 THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index (with no defined investment objective) of 2000 small-cap stocks and reflects reinvestment of dividends. It is compiled by the Frank Russell Company.


     ----------------------------------------------------    EQ Advisors Trust

BALANCED PORTFOLIO



                                                                            8
--------------------------------------------------------------------------------

 MERRILL LYNCH WORLD STRATEGY
 PORTFOLIO

 INVESTMENT OBJECTIVE: Seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.

 For purposes of this Portfolio, "total investment return" consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations.

 THE INVESTMENT STRATEGY

 The Portfolio is a non-diversified Portfolio that invests in both equity securities and fixed income securities. The Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities.


 A Portfolio may be considered to be "non-diversified" for federal securities law purposes because it invests in a limited number of securities. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

 The Portfolio will normally invest a significant portion of its assets in equity securities of companies throughout the world. The equity securities in which the Portfolio invests will primarily be common stocks of large companies.

 There are no limits on the Portfolio's ability to invest in any country or geographic region. The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in both. It normally invests in at least three countries at any given time. The Portfolio may invest in companies in emerging markets, but the Adviser anticipates that a substantially greater portion of the Portfolio's equity investments will be in companies in developed countries. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the United States. The Adviser will select the percentage of the Portfolio's assets that will be invested in equity securities and fixed income securities, as well as the geographic allocation of the Portfolio's investments, based on its view of general economic and financial trends in various countries and industries, such as inflation, commodity prices, the direction of interest and currency movements, estimates of growth in industry output and profits, and government fiscal policies. For example, if the Adviser believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed income investments. Similarly, if the Adviser believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region the Portfolio may emphasize equity investments in that country or region.

 The Portfolio may invest in fixed income securities of any maturity, including United States and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by S&P or Moody's or unrated securities that are of comparable quality.

 The Portfolio may also invest in securities denominated in currencies other than the U.S. dollar. The Portfolio may also engage in currency transactions to hedge against the risk of loss from changes in currency exchange rates. In addition, the Portfolio may also employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.

 The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Adviser sees an appropriate opportunity.

                                                                             9
--------------------------------------------------------------------------------

 When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in United States Government or Government agency securities, money market securities, other fixed income securities, or cash for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

   EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

   REGULATORY RISK: In general, foreign companies are   also not subject to
   uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

 FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

 DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 NON-DIVERSIFICATION RISK: Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market


     ----------------------------------------------------    EQ Advisors Trust

                                                                            10
--------------------------------------------------------------------------------

 value of a single issuer or industry or to risks associated with a single economic, political or regulatory event than a diversified portfolio.

 LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

 PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate has been over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

 PORTFOLIO PERFORMANCE

 The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------
                        1998       6.81%

 Best quarter:                       Worst quarter:
 10.56% (1998 4th Quarter)           (11.15)% (1998 3rd Quarter)


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                SINCE
                                               ONE YEAR       INCEPTION
------------------------------------------------------------------------------
 Merrill Lynch World Strategy Portfolio           6.81%           6.91%
------------------------------------------------------------------------------
 Composite Market Benchmark Index*              (25.34)%        (28.92)%
------------------------------------------------------------------------------

* For more information on this index, see the preceding section "The
  Benchmarks."


 WHO MANAGES THE PORTFOLIO

 MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey 08543. MLAM has been the Adviser to the Portfolio since it commenced operations. MLAM is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a financial services holding company. MLAM and its affiliates act as the manager for more than 100 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions.

 THOMAS R. ROBINSON: is the Portfolio Manager primarily responsible for the day-to-day management of the Portfolio since it commenced operations. Mr. Robinson has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM since 1995. Prior to 1995, Mr. Robinson served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research and Economics Group.

DOMESTIC EQUITY PORTFOLIOS


                                                                            11
--------------------------------------------------------------------------------

 BT EQUITY 500 INDEX PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the S&P 500.

 THE INVESTMENT STRATEGY

 The Portfolio invests in equity securities of companies included in the S&P
 500. The Adviser seeks to match the risk and return characteristics of the S&P 500 by investing in a statistically selected sample of the securities found in the S&P 500, using a process known as "optimization". This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the S&P 500. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the S&P 500 as a whole.

 The Adviser generally will seek to match the composition of the S&P 500 but usually will not invest the Portfolio's stock portfolio to mirror the S&P 500 exactly. Because of the difficulty and cost of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently than the S&P 500, particularly if the Portfolio has a low level of assets. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Portfolio will not purchase the stock of Bankers Trust New York Corporation, which is included in the S&P 500, and instead will overweight its holdings of companies engaged in similar businesses.

 For more information on the S&P 500, see the preceding section "The Benchmarks." The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P") and S&P makes no guarantee as to the accuracy and/or completeness of the S&P 500 or any data included therein.

 Over time, the correlation between the performance of the Portfolio and the S&P is expected to be 95% or higher before deduction of Portfolio expenses. The Portfolio's ability to track the S&P 500 may be affected by, among others, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the S&P 500 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks securities to track the S&P 500, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

 The Portfolio may also invest up to 20% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the S&P 500 while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or S&P 500. These instruments are considered to be derivatives.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:



     ----------------------------------------------------    EQ Advisors Trust

                                                                            12
--------------------------------------------------------------------------------

 INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index.

 FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other Nationally Recognized Statistical Rating Organization ("NRSRO"), it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

 PORTFOLIO PERFORMANCE

 The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first year of existence. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The Portfolio's inception date was January 1, 1998.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

                          1998      25.14%

 Best quarter:                       Worst quarter:
 21.26% (1998 4th Quarter)           (10.03)% (1998 3rd Quarter)


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                   SINCE
                                    ONE YEAR     INCEPTION
-------------------------------------------------------------------------------
 BT Equity 500 Index Portfolio        25.14%       25.14%
-------------------------------------------------------------------------------
 S&P 500 Index*                       28.58%       28.58%
-------------------------------------------------------------------------------

* For more information on this index, see the preceding section "The
  Benchmarks."


 WHO MANAGES THE PORTFOLIO

 BANKERS TRUST COMPANY: ("Bankers Trust"), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006. Bankers Trust has been the Adviser to the Portfolio since it commenced operations. Bankers Trust is a wholly-owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services, including investment management to the international and domestic institutional markets. During 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") expect to finalize a merger in which Bankers Trust Corporation will be acquired by and become a subsidiary of Deutsche Bank.

                                                                          13
--------------------------------------------------------------------------------

 MFS RESEARCH PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital and future income.

 THE INVESTMENT STRATEGY

 The Portfolio invests primarily in equity securities, such as common stocks, securities convertible into common stocks, preferred stocks and depositary receipts of companies believed by the Adviser to have:

   o favorable prospects for long-term growth,

   o attractive valuations based on current and expected earnings or cash flow,

   o dominant or growing market share, and

   o superior management.

 The Portfolio may invest in securities of companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

 The Portfolio may invest in foreign equity securities, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

 When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal investment strategies for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

 The Portfolio may invest up to 10% of its assets in high yielding debt securities rated below investment grade
 ("junk bonds").

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

 SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies or such companies may be at a relatively early stage of development or not fully tested.

 FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding


     ----------------------------------------------------    EQ Advisors Trust

                                                                             14
--------------------------------------------------------------------------------

 investment characteristics, and may be speculative. The risk that an issuer or guarantor of a fixed income security or counterparty to the Portfolio's fixed income transaction is unable to meets its financial obligations is particularly significant for this Portfolio because this Portfolio invests a portion of its assets in "junk bonds" (i.e., securities rated below investment grade). Junk bonds are issued by companies with questionable credit strength and, consequently, are considered to be speculative in nature and may be subject to greater market fluctuations than investment grade fixed income securities.

 FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 PORTFOLIO PERFORMANCE

 The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------



                           1998         24.11%



 Best quarter:                       Worst quarter:
 21.36% (1998 4th Quarter)           (17.35)% (1997 4th Quarter)


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                            SINCE
                             ONE YEAR     INCEPTION
-------------------------------------------------------------------------------
 MFS Research Portfolio        24.11%       24.41%
-------------------------------------------------------------------------------
 S&P 500 Index*                28.58%       31.63%
-------------------------------------------------------------------------------

* For more information on this index, see the preceding section "The
  Benchmarks."


 WHO MANAGES THE PORTFOLIO

 MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (United States) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

 A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by

                                                                          15
--------------------------------------------------------------------------------

 MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


     ----------------------------------------------------    EQ Advisors Trust

                                                                        16
--------------------------------------------------------------------------------

 T. ROWE PRICE EQUITY INCOME PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

 THE INVESTMENT STRATEGY

 The Portfolio invests primarily in dividend-paying common stocks of established companies that have favorable prospects for increasing dividend income and capital appreciation. The Portfolio's yield as a result of that dividend income is expected to be significantly above the average yield of the companies of the S&P 500.

 The Adviser bases its investment decisions on three premises: (1) over time, dividend income can account for a significant portion of the Portfolio's return; (2) dividends are a more stable and predictable source of return; and
 (3) prices of stocks that pay a high current income level tend to be less volatile than those paying below average dividends.

 The Adviser uses a "value" approach in choosing securities. It looks for common stocks of companies that have:

     o established operating histories;

     o above-average dividend yields relative to the S&P 500;

     o low price to earnings ratios relative to the S&P 500;

     o sound balance sheets; and

     o low stock price relative to the company's asset value, earnings and cash flow.

 Equity income investing involves finding common stocks that pay dividend income. As an example, utility company stocks often provide dividend income while a shareholder waits for the stock price to move. Dividends can help reduce the Portfolio's volatility during turbulent markets and help offset losses when stock prices are falling.

 The Portfolio may invest up to 25% of its total assets in foreign securities. These securities include non-dollar-denominated securities traded outside the United States and dollar-denominated securities such as American Depositary Receipts. The Portfolio may also purchase preferred stocks, convertible securities, warrants, U.S. Government securities, high-quality money market securities, as well as investment grade debt securities and high yielding debt securities ("junk bonds").

 When market or financial conditions warrant, the Portfolio may invest without limitation in high quality money market securities, and United States Government debt securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

 FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign

                                                                         17
--------------------------------------------------------------------------------

 currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

 PORTFOLIO PERFORMANCE

 The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

                        1998          9.11%

 Best quarter:                       Worst quarter:
 11.16% (1998 4th Quarter)           (7.66)% (1998 3rd Quarter)

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

                                                           SINCE
                                            ONE YEAR     INCEPTION
-------------------------------------------------------------------------------
 T. Rowe Price Equity Income Portfolio         9.11%       18.73%
-------------------------------------------------------------------------------
 S&P 500 Index*                               28.58%       31.63%
-------------------------------------------------------------------------------

* For more information on this index, see the preceding section "The
  Benchmarks."


 WHO MANAGES THE PORTFOLIO

 T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price has been the Adviser to the Portfolio since the Portfolio commenced operations. T. Rowe Price serves as investment manager to a variety of individual and institutional investor accounts, including limited partnerships and other mutual funds.

 Investment decisions with respect to the Portfolio are made by an Investment Advisory Committee. BRIAN C. ROGERS has been the Committee Chairman since the inception of the Portfolio and has day-to-day responsibility for managing the Portfolio. Mr. Rogers joined T. Rowe Price in 1982 and has been managing investments since 1983.


     ----------------------------------------------------    EQ Advisors Trust

AGGRESSIVE EQUITY PORTFOLIO



                                                                            18
-------------------------------------------------------------------------------

 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

 THE INVESTMENT STRATEGY

 The Portfolio invests primarily in equity securities of U.S. small-cap companies with above-average growth potential that the Adviser believes to be undervalued. Typically, such investments may include common stocks, preferred stocks, convertible securities, warrants and rights of small-cap companies. Once 65% of the Portfolio's assets are invested in small-cap companies, the Portfolio may also invest in companies with a market capitalization of any size.


 For purposes of this Portfolio, small-cap companies are companies having market capitalizations within the range of capitalizations of companies represented in the Russell 2000 Index.

 In determining whether a company's stock is undervalued, the Adviser considers all relevant factors which may include a company's:

     o price/earnings ratio,

     o price to book value ratio,

     o price to cash flow ratio, and

     o debt to capital ratio.

 The Portfolio will invest primarily (at least 65% of its net assets) in the securities of U.S. companies traded in the U.S. securities markets. The Portfolio may invest to a lesser extent in foreign securities, investment grade debt securities and high quality domestic and foreign short-term (one year or less) and medium-term money-market securities.

 When market or financial conditions warrant, the Portfolio may invest without limitation in investment grade debt obligations and in domestic and foreign obligations, including repurchase agreements for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

 SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

 PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate has been over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

 FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely

                                                                         19
--------------------------------------------------------------------------------

 affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

 PORTFOLIO PERFORMANCE

 The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------


                             1998  (10.02)%

 Best quarter:                       Worst quarter:
 15.49% (1997 3rd Quarter)           (20.25)% (1998 3rd Quarter)

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

                                                           SINCE
                                          ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 Warburg Pincus Small Company Value
 Portfolio                                  (10.02)%        4.25%
-------------------------------------------------------------------------------
 Russell 2000 Index*                        ( 2.54)%       14.53%
-------------------------------------------------------------------------------

* For more information on this index, see the preceding section "The
  Benchmarks."


 WHO MANAGES THE PORTFOLIO

 WARBURG PINCUS ASSET MANAGEMENT, INC. ("WPAM"), 466 Lexington Avenue, New York, New York 10017-3147. WPAM has been the Adviser to the Portfolio since it commenced operations. WPAM is a professional investment advisory firm that provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. WPAM is indirectly controlled by Warburg, Pincus & Co., a New York partnership which has no business other than being a holding company of WPAM and its affiliates. During 1999, WPAM and Credit Suisse Group expect to finalize Credit Suisse Group's acquisition of WPAM. WPAM will be combined with and into Credit Suisse Group's global asset management subsidiary, Credit Suisse Asset Management, LLC.

 KYLE F. FREY is the Portfolio Manager and has been responsible for the day-to-day management of the Portfolio since the Portfolio commenced operations. Mr. Frey is a managing director of WPAM and has been with WPAM since 1989.

     ----------------------------------------------------    EQ Advisors Trust

3
More information on principal risks





                                                                             20
--------------------------------------------------------------------------------

 Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

 There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

 GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

 ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

 MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

 SECURITY SELECTION RISK: The Advisers for each Portfolio rely on the insights of different specialists in making investment decisions based on each Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

 YEAR 2000 RISK: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and its Portfolios could be adversely affected if the computer systems used by the Advisers, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and its Portfolios are computer reliant. The Manager, Advisers, administrator, transfer agent, distributors and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust is also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Trust's Advisers, administrator, transfer agent, distributors, and custodian. There can be no assurance that the Trust and the Portfolios' key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust to perform its mission critical functions, including trading and settling trades of Portfolio securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of its Portfolios' shares may be materially affected.

 In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Portfolios may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Portfolios. The Advisers have assured the Trust that they consider such issues in making investment decisions for the Portfolios. Furthermore, certain of the Portfolios make international investments thereby exposing these Portfolios to operations, custody and settlement processes outside the United States.

                                                                           21
--------------------------------------------------------------------------------

 In many countries outside the United States the Year 2000 Problem has not been adequately addressed and concerns have been raised that capital flight, among other issues, may be triggered by full disclosure of the Year 2000 Problem on countries outside the United States. Additional information on the impact of the Year 2000 Problem on emerging market countries is provided in this section, under "FOREIGN SECURITIES RISKS-EMERGING MARKET RISK."

 As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

 CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

 DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 FIXED INCOME RISKS: To the extent that any of the Portfolios invest a substantial amount of its assets in fixed income securities, a Portfolio may be subject to the following risks:

  CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that invest a portion of their assets in "junk bonds" or lower-rated securities.

  INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.


     ----------------------------------------------------    EQ Advisors Trust

                                                                             22
--------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

 INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

 JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

 FOREIGN SECURITIES RISKS: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

   EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

                                                                             23
--------------------------------------------------------------------------------

 The YEAR 2000 PROBLEM may also be especially acute in emerging market countries. Many emerging market countries are currently lagging behind more developed countries in their Year 2000 preparedness because they lack the financial resources to undertake the necessary remedial actions. A lack of Year 2000 preparedness may adversely affect the health, security and economic well-being of emerging market countries and could, obviously, adversely affect the value of a Portfolio's investments in emerging market countries. More information on the Year 2000 Problem is provided in this section, under "GENERAL INVESTMENT RISKS-YEAR 2000 RISK."

 EURO RISK: Certain of the Portfolios invest in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a three-year transitional period, the Euro will coexist with each participating state's currency and, on July 1, 2002, the Euro is expected to become the sole currency of the participating states. The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro.

 The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear and it is not possible to predict the eventual impact of the Euro implementation plan on the Portfolios. There are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. The conversion may adversely affect a Portfolio if the Euro does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

 POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

 REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

 TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

 GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies


     ----------------------------------------------------    EQ Advisors Trust

                                                                             24
--------------------------------------------------------------------------------

 will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

 INDEX-FUND RISK: The BT Equity 500 Index is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolio utilizes a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500 Index, Russell 2000 Index or MSCI EAFE Index) through statistical procedures. Therefore, the Portfolio will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

 LEVERAGING RISK: When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

 LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, high-yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

 NON-DIVERSIFICATION RISK: The Merrill Lynch World Strategy Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of the Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities. However to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") and receive pass through tax treatment, the Portfolio at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities of any one issuer (excluding U.S. Government obligations) and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer. The Portfolio intends to qualify as a RIC.

 PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

 SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more

                                                                             25
--------------------------------------------------------------------------------

 limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are those of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

 VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.


     ----------------------------------------------------    EQ Advisors Trust

4
Management of the Trust



                                                                             26
--------------------------------------------------------------------------------

 This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."


 THE TRUST

 The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among twenty-five Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.

 THE MANAGER

 EQ Financial Consultants, Inc., 1290 Avenue of the Americas, New York, New York 10104, serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust.

 In the exercise of that responsibility, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select the Advisers for the Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and
 (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian and administrator.

 The Manager is an investment adviser registered under the 1940 Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended. EQ Financial Consultants, Inc. is a wholly-owned subsidiary of Equitable. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

                                                                             27
--------------------------------------------------------------------------------

 The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 1998 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 1998 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust.


 MANAGEMENT FEES PAID BY THE PORTFOLIOS TO EQ FINANCIAL CONSULTANTS, INC. IN
 1998


-------------------------------------------------------------------------------
                                     ANNUAL        RATE OF
                                      RATE          FEES
 PORTFOLIOS                         RECEIVED       WAIVED
-------------------------------------------------------------------------------
 BT Equity 500 Index              0.00%         0.25%
 Merrill Lynch World Strategy     0.26%         0.44%
 MFS Research                     0.35%         0.20%
 T. Rowe Price Equity Income      0.36%         0.19%
 Warburg Pincus Small Company     0.47%         0.18%
   Value
-------------------------------------------------------------------------------

 EXPENSE LIMITATION AGREEMENT

 In the interest of limiting expenses of each Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to each Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following fees:

 MANAGEMENT EXPENSE LIMITATION FEES


-------------------------------------------------------------------------------
                                          AMOUNT EXPENSES
                                         LIMITED TO (% OF
 PORTFOLIOS                              DAILY NET ASSETS)
-------------------------------------------------------------------------------
 BT Equity 500 Index                            0.30%
 Merrill Lynch World Strategy                   0.95%
 MFS Research                                   0.60%
 T. Rowe Price Equity Income                    0.60%
 Warburg Pincus Small Company Value             0.75%
-------------------------------------------------------------------------------

 Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million;
 (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


 THE ADVISERS

 Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.

 The Manager has received an exemptive order from the SEC that permits the Manager, subject to certain conditions, including board approval, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an


     ----------------------------------------------------    EQ Advisors Trust

                                                                             28
--------------------------------------------------------------------------------

 existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

 The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.



 THE ADMINISTRATOR

 Pursuant to an agreement, Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion: .0425 of 1% of the next $0.5 billion of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; .01 of 1% of the total Trust assets in excess of $8.0 billion; provided, however, that the annual fee payable to Chase with respect to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of .0525% of 1% of the Portfolio's total assets plus $25,000.

 THE TRANSFER AGENT

 Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.


 BROKERAGE PRACTICES

 In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.


 BROKERAGE TRANSACTIONS WITH AFFILIATES

 To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of the Adviser to another Portfolio for which such Adviser does not provide investment advice. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

5
Fund distribution arrangements





                                                                             29
--------------------------------------------------------------------------------

 The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. EQ Financial Consultants, Inc., the Trust's Manager, serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load.

 The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6
Purchase and redemption





                                                                             30
--------------------------------------------------------------------------------

 The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.


 Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange is closed for trading.

 Foreign securities (other than depositary receipts) are valued at the close of business in the applicable foreign country. Consequently, Portfolios that invest a significant portion of their assets in foreign securities, may experience changes in their net asset value on days when a shareholder may not purchase or redeem shares of that Portfolio.

 All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

 The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

7
How assets are valued





                                                                             31
--------------------------------------------------------------------------------

 Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

 o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

 o Foreign securities not traded directly in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency is converted into United States dollars equivalents at current exchange rates.

 o Short-term debt securities in the Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value.

 o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

8
Tax information




                                                                             32
--------------------------------------------------------------------------------

 Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

 It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in figuring out whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Administrator and the Manager therefore carefully monitor compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

9
Prior performance of each adviser





                                                                             33
--------------------------------------------------------------------------------

 The following table provides information concerning the historical performance of another registered investment company (or series) or other institutional private accounts managed by each Adviser that has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

 Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

 Composite performance data relating to the historical performance of institutional private accounts managed by the relevant Adviser was calculated on a total return basis and includes all losses. (As specified below, this composite performance data is provided only for the J.P. Morgan Active Fixed Income Composite). The total returns for the J.P. Morgan Active Fixed Income Composite ("Composite") reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by J.P. Morgan's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Composite includes all actual, fee-paying, discretionary institutional private accounts managed by J.P. Morgan that have investment objectives, policies, strategies and risks substantially similar to those of the relevant Portfolio. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws.

 The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies or (series thereof) and total returns for composite performance is that average annual total returns reflects all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above.

 The performance results for the registered investment companies or Composite presented below are subject to lower fees and expenses than the relevant Portfolios although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolio below will be subject to charges and expenses relating to such insurance contracts. The performance results presented above do not reflect any insurance related expenses and would be reduced if such charges were reflected.

 The investment results presented below are unaudited. For more information on the specified market indices used below, see the section "The Benchmarks."

                                                                             34
--------------------------------------------------------------------------------

ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS MANAGED BY ADVISERS AS OF 12/31/98

The name of the other fund or account managed by the Adviser is shown in bold. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.



-------------------------------------------------------------------------------------------------------------------
 OTHER FUND OR ACCOUNT MANAGED BY ADVISER (EQAT PORTFOLIO)                                       1            5
 ---------------------------------------------------------                                      YEAR        YEARS
-------------------------------------------------------------------------------------------------------------------
 Benchmark
-------------------------------------------------------------------------------------------------------------------
 BT INSTITUTIONAL FUNDS - EQUITY 500 INDEX FUND - INSTITUTIONAL CLASS (BT EQUITY 500 INDEX PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------
                                                                                                28.75%       24.05%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                                               28.57%       24.06%
-------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND (MERRILL LYNCH WORLD
 STRATEGY PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 8.88%        8.49%
-------------------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(5)                                                                             20.00%        9.19%
-------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH FUND(2), (1) (MFS RESEARCH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------
                                                                                                22.92%       20.65%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                                               28.57%       24.06%
-------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME FUND (T. ROWE PRICE EQUITY INCOME PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 9.23%       18.75%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                                               28.57%       24.06%
-------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE FUND(7) (WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------
                                                                                               (14.88)%       N/A
-------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index(4)                                                                          (2.54)%       N/A
-------------------------------------------------------------------------------------------------------------------




 OTHER FUND OR ACCOUNT MANAGED BY ADVISER (EQAT PORTFOLIO)                                    10          SINCE     INCEPTION
 ---------------------------------------------------------                                   YEARS      INCEPTION     DATE
-------------------------------------------------------------------------------------------------------------------------------
 Benchmark
-------------------------------------------------------------------------------------------------------------------------------
 BT INSTITUTIONAL FUNDS - EQUITY 500 INDEX FUND - INSTITUTIONAL CLASS (BT EQUITY 500 INDEX PORTFOLIO)
                                                                                            N/A             21.56%    12/31/92
 S&P 500 Index(3)                                                                           N/A             21.61%
-------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND (MERRILL LYNCH WORLD
 STRATEGY PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            N/A              9.57%     2/28/92
 MSCI EAFE Index(5)                                                                         N/A              9.98%
-------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH FUND(2), (1) (MFS RESEARCH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           18.44%                     10/13/71
-------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                                          19.21%
-------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME FUND (T. ROWE PRICE EQUITY INCOME PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           15.18%                     10/31/85
 S&P 500 Index(3)                                                                          19.21%
-------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE FUND(7) (WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            N/A             16.51%     12/29/95
 Russell 2000 Index(4)                                                                      N/A             11.58%
-------------------------------------------------------------------------------------------------------------------------------

(1) The results for the MFS Research Fund (Class A shares) do not reflect sales charges that may be imposed on the such shares.
(2) Performance for the Class A shares. The Class A shares are in many instances subject to a front-end sales charge of up to 5.75%. Other share classes have different expenses and their performance will vary.
(3) The S&P 500 Index ("S&P 500") is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
(4) The Russell 2000 Index is an unmanaged index (with no defined investment objective) composed of approximately 2,000 small-capitalization stocks and includes reinvestments of dividends. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.
(5) The Morgan Stanley Capital International EAFE Index ("EAFE Index") is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. The returns of the EAFE Index assume dividends are reinvested net of withholding tax and do not reflect any fees or operating expenses. The index is not available for actual investment.

                                                                             35
--------------------------------------------------------------------------------

                           (Intentionally Left Blank)

10
Financial Highlights





                                                                             36
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Trust's financial performance since May 1, 1997. The Trust began to offer Class IA shares for the T. Rowe Price Equity Income and Warburg Pincus Small Company Value Portfolios on November 24, 1998. Except for those two Portfolios, the financial information in the table below for the period May 1, 1997 to December 31, 1998 relates only to the Class IB shares. The financial information relating to both the Class IA shares and the Class IB shares has been derived from the audited financial statements of the Trust. These financial statements have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 1998 appears in the Trust's Annual Report. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.



------------------------------------------------------------------------------
                                                                   NET
                                                               REALIZED
                                                                  AND
                                                              UNREALIZED
                                                              GAIN (LOSS)
                                    NET ASSET                     ON
                                     VALUE,                   INVESTMENTS
                                    BEGINNING        NET      AND FOREIGN
                                       OF       INVESTMENT     CURRENCY
                                     PERIOD       INCOME     TRANSACTIONS
------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 10.00       $ 0.06      $   2.45
------------------------------------------------------------------------------
 Dec. 31, 1997                            -            -             -
------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 10.31       $ 0.15      $   0.55
------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.08      $   0.39
------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 11.48       $ 0.04      $   2.73
------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.02      $   1.58
------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 12.08       $ 0.22      $   0.87
------------------------------------------------------------------------------
 Class IB Dec. 31, 1997             $ 10.00       $ 0.10      $   2.11
------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 13.22       $ 0.06      $  (0.09)+
------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 11.85       $ 0.05      $  (1.24)
------------------------------------------------------------------------------
 Class IB Dec. 31, 1997             $ 10.00       $ 0.01      $   1.90
------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 10.40       $ 0.03      $   0.23+
------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                                               DIVIDENDS IN
                                                  DIVIDENDS     EXCESS OF     DISTRIBUTIONS
                                    TOTAL FROM    FROM NET         NET            FROM
                                    INVESTMENT   INVESTMENT    INVESTMENT       REALIZED
                                    OPERATIONS     INCOME        INCOME          GAINS
--------------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  2.51      $ (0.06)            -          -
--------------------------------------------------------------------------------------------
 Dec. 31, 1997                             -            -             -           -
--------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  0.70      $ (0.04)      $ (0.04)         -
--------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  0.47      $ (0.05)            -          -
--------------------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  2.77      $ (0.04)            -          -
--------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  1.60      $ (0.02)            -     $(0.01)
--------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998              $  1.09      $ (0.22)            -     $(0.28)
--------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997              $  2.21      $ (0.09)            -     $(0.04)
--------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998      $ (0.03)     $ (0.24)            -     $(0.28)
--------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998              $ (1.19)     $ (0.04)            -          -
--------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997              $  1.91      $ (0.01)            -          -
--------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998      $  0.26      $ (0.06)            -           -

                                                                             37
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                    DISTRIBUTIONS        TOTAL         NET ASSET
                                    IN EXCESS OF    DIVIDENDS AND   VALUE, END OF
                                   REALIZED GAINS   DISTRIBUTIONS       PERIOD
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.06)        $ 12.45
------------------------------------------------------------------------------
 Dec. 31, 1997                              -                -               -
------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.08)        $ 10.93
------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.11)         $ (0.16)        $ 10.31
------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.04)        $ 14.21
------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.09)         $ (0.12)        $ 11.48
------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -          $ (0.50)        $ 12.67
------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                     -          $ (0.13)        $ 12.08
------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -          $ (0.52)        $ 12.67
------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -          $ (0.05)        $ 10.61
------------------------------------------------------------------------------
 Class IB Dec. 31, 1997               $ (0.05)         $ (0.06)        $ 11.85
------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -          $ (0.07)        $ 10.59
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                            RATIO OF
                                                                          EXPENSES TO
                                                        NET ASSETS,       AVERAGE NET
                                      TOTAL RETURN    END OF PERIOD       ASSETS AFTER
                                          (B)            (000'S)         WAIVERS (A)(C)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------------
 Dec. 31, 1998                           25.14%          $224,247             0.55%
------------------------------------------------------------------------------------------
 Dec. 31, 1997                               -                  -                -
------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------
 Dec. 31, 1998                            6.81%          $ 30,631             1.20%
------------------------------------------------------------------------------------------
 Dec. 31, 1997                            4.70%          $ 18,210             1.20%
------------------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
------------------------------------------------------------------------------------------
 Dec. 31, 1998                           24.11%          $407,619             0.85%
------------------------------------------------------------------------------------------
 Dec. 31, 1997                           16.07%          $114,754             0.85%
------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                   9.11%          $242,001             0.85%(1)
------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                  22.11%          $ 99,947             0.85%(a)
------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998         ( 2.21)%(b)      $  2,415             0.60%(a)(1)
------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                 (10.02)%         $166,746             1.00%(1)
------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                  19.15%          $120,880             1.00%(a)
------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998           2.63%(b)       $    747             0.75%(a)(1)
------------------------------------------------------------------------------------------

                              -------------------------    EQ Advisors Trust

                                                                             38
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                                RATIO OF NET            RATIO OF NET
                                    RATIO OF EXPENSES TO   INVESTMENT INCOME TO    INVESTMENT INCOME TO
                                     AVERAGE NET ASSETS     AVERAGE NET ASSETS      AVERAGE NET ASSETS       PORTFOLIO
                                   BEFORE WAIVERS (A)(C)   AFTER WAIVERS (A)(C)   BEFORE WAIVERS (A)(C)   TURNOVER RATE
---------------------------------------------------------------------------------------------------------------------------------
 **BT Equity 500 Index Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                             0.83%                   1.22%                   0.94%                 2%
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                                -                       -                       -                -
---------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch World Strategy Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                             1.61%                   1.63%                   1.22%               115%
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                             3.05%                   1.89%                   0.04%                58%
---------------------------------------------------------------------------------------------------------------------------------
 MFS Research Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                             1.05 %                  0.44%                   0.24%                73%
---------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                             1.78%                   0.65%                  (0.28)%               51%
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                    1.04%(1)                2.20%(1)                2.01%(1)             17%
---------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                    1.74%                   2.49%                   1.60%                 9%
---------------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998            0.79%(a)(1)             2.45%(a)(1)             2.26%(a)(1)          17%
---------------------------------------------------------------------------------------------------------------------------------
 Warburg Pincus Small Company Value Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                    1.17%(1)                0.47%(1)                0.30%(1)            111%
---------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                    1.70%                   0.26%                  (0.44)%               44%
---------------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998            0.92%(a)(1)             0.72%(a)(1)             0.55%(a)(1)         111%
---------------------------------------------------------------------------------------------------------------------------------

** Commencement of operations for the BT Equity 500 Index Portfolio was January 1, 1998.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

(a)   Annualized.

(b) Total return calculated for a period of less than one year is not annualized.

(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreement" in the Prospectus.

(1) Reflects overall fund ratios for investment income and non-class specific expense.

                                                                             39
--------------------------------------------------------------------------------

 If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents:


     ANNUAL REPORTS

 The Annual Report includes more information about the Trust's performance and is available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.


 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 The SAI, dated May 1, 1999, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-526-2701.

 You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.

 Investment Company Act File Number: 811-07953